Fair value of financial instruments - Effect of unobservable inputs on fair value measurement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
+ 100 bps to the observable and unobservable inputs
Disclosure of Fair value of financial instruments [Line Items]
Change in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (108)
- 100 bps to the observable and unobservable inputs
Disclosure of Fair value of financial instruments [Line Items]
Change in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 111